GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	9 Months Ended
Sep. 30, 2019
GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of general and administrative expenses

	For the three	For the three	For the nine	For the nine
	months ended	months ended	months ended	months ended
	September 30 2019	September 30 2018	September 30 2019	September 30 2018
	$	$	$	$
Professional, director and consulting fees	1,387,215	2,420,084	3,780,474	5,705,757
Corporate communications and media	345,374	861,838	1,329,924	1,654,880
Wages and benefits	1,624,699	853,397	4,253,908	1,887,468
Office and general	780,575	411,993	2,013,197	1,058,316
Travel and accommodations	200,239	187,763	443,629	385,238
Total general and administrative expenses	4,338,102	4,735,075	11,821,132	10,691,659